INVENTORIES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Customer equipment	$ 72,865	$ 73,124
Network materials	13,703	16,466
Total current inventories	86,568	89,590	$ 86,064
Cost of inventories included in purchase of goods and services	283,700	278,000	258,700
Write-downs of inventories	$ 2,100	$ 4,800	$ 3,000